Goodwill (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Gross amount of goodwill
Balance at beginning of period	8,093	8,471
Goodwill acquired during the period	22	3
Goodwill Discontinued Operations	0	(127)
Foreign currency translation impact	661	(214)
Other	(38)	(40)
Balance at end of period	8,738	8,093	8,471
Accumulated impairment
Balance at beginning of period	94	82
Goodwill impairment	0	12	0
Balance at end of period	94	94	82
Net book value
Net book value	8,644	7,999
Private Banking & Wealth Management
Gross amount of goodwill
Balance at beginning of period	2,176	2,409
Goodwill acquired during the period	22	3
Goodwill Discontinued Operations	0	(127)
Foreign currency translation impact	162	(73)
Other	(34)	(36)
Balance at end of period	2,326	2,176
Accumulated impairment
Balance at beginning of period	12	0
Goodwill impairment	0	12
Balance at end of period	12	12
Net book value
Net book value	2,314	2,164
Investment Banking
Gross amount of goodwill
Balance at beginning of period	5,917	6,062
Goodwill acquired during the period	0	0
Goodwill Discontinued Operations	0	0
Foreign currency translation impact	499	(141)
Other	(4)	(4)
Balance at end of period	6,412	5,917
Accumulated impairment
Balance at beginning of period	82	82
Goodwill impairment	0	0
Balance at end of period	82	82
Net book value
Net book value	6,330	5,835
Bank
Gross amount of goodwill
Balance at beginning of period	7,215	7,592
Goodwill acquired during the period	22	3
Goodwill Discontinued Operations	0	(127)
Foreign currency translation impact	661	(213)
Other	(38)	(40)
Balance at end of period	7,860	7,215	7,592
Accumulated impairment
Balance at beginning of period	94	82
Goodwill impairment	0	12	0
Balance at end of period	94	94	82
Net book value
Net book value	7,766	7,121
Bank | Private Banking & Wealth Management
Gross amount of goodwill
Balance at beginning of period	1,978	2,210
Goodwill acquired during the period	22	3
Goodwill Discontinued Operations	0	(127)
Foreign currency translation impact	162	(72)
Other	(34)	(36)
Balance at end of period	2,128	1,978
Accumulated impairment
Balance at beginning of period	12	0
Goodwill impairment	0	12
Balance at end of period	12	12
Net book value
Net book value	2,116	1,966
Bank | Investment Banking
Gross amount of goodwill
Balance at beginning of period	5,237	5,382
Goodwill acquired during the period	0	0
Goodwill Discontinued Operations	0	0
Foreign currency translation impact	499	(141)
Other	(4)	(4)
Balance at end of period	5,732	5,237
Accumulated impairment
Balance at beginning of period	82	82
Goodwill impairment	0	0
Balance at end of period	82	82
Net book value
Net book value	5,650	5,155